Note 7 - Income Taxes - Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income tax benefit at statutory rate (35%)	$ (96,084)	$ (51,070)
Valuation allowance	96,084	51,070
	$ 0	$ 0